Fees Summary	Oct. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,500,000
Previously Paid Amount	0.00
Total Fee Amount	2,679.25
Total Offset Amount	0.00
Net Fee	2,679.25
Narrative - Max Aggregate Offering Price	$ 17,500,000
Final Prospectus	true